UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		8 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Revenues:
Service revenues	$ 725,648	$ 840,611	$ 1,541,664	$ 1,625,896
Consulting revenues (related party)	0	100,000	0	200,000
Total revenues	725,648	940,611	1,541,664	1,825,896
Cost of revenues:
Cost of revenues	402,930	411,139	813,580	821,288
Total cost of revenues	402,930	411,139	813,580	821,288
Gross profit	322,718	529,472	728,084	1,004,608
Operating expenses
Selling and marketing	110,085	143,735	231,512	256,594
General and administrative	1,889,175	550,224	2,462,714	1,059,126	$ (238)
Research and development	22,491	6,426	28,798	24,918
Total operating expenses	2,021,751	700,385	2,723,024	1,340,638	(238)
(Loss) from operations	(1,699,033)	(170,913)	(1,994,940)	(336,030)
Other income (expense)
Change in fair value of warrants	(1,540,424)	0	(1,540,424)	0
Change in fair value of crypto assets	182,665	0	182,665	0
Change in fair value of convertible debt	(260,630)	0	(260,630)	0
Financing cost	(473,500)	0	(473,500)	0
Staking rewards	6,548	0	6,548	0
Interest and other expense	(43,435)	(1,906)	(44,735)	(3,878)
Total other income (expense)	(2,128,776)	(1,906)	(2,130,076)	(3,878)
(Loss) before provision for income taxes	(3,827,809)	(172,819)	(4,125,016)	(339,908)
Provision for income taxes	38,360	0	38,360	0
Net loss	(3,866,169)	(172,819)	(4,163,376)	(339,908)	$ (238)
Weighted average number of Class B common shares outstanding - Basic and Diluted					100
Basic and diluted net income per share-Class A Common Stock*					$ (2.38)
Basic and diluted net income per share-Class B Common Stock*	$ (2,653,308)	$ (103,059)	$ (2,693,397)	$ (202,702)
Class A [Member]
Other income (expense)
Weighted average number of Class B common shares outstanding - Basic and Diluted	1,000,000	1,000,000	1,000,000	1,000,000
Basic and diluted net income per share-Preferred Stock-Series A*	$ (1,051,573)	$ (9,258)	$ (195,026)	$ (18,209)
Basic and diluted net income per share-Class A Common Stock*		$ (60,502)	$ (1,274,499)	$ (118,997)
Weighted average shares outstanding-Preferred Stock-Series B*	$ 2,328	$ 0	$ 2,328	$ 0
Basic and diluted net income per share-Preferred Stock-Series B*	$ (375)	$ 0	$ (454)	$ 0
Class B [Member]
Other income (expense)
Weighted average shares outstanding-Class A Common Stock*	$ 6,535,014	$ 6,535,014	$ 6,535,014	$ 6,535,014
Weighted average shares outstanding-Class B Common Stock*	16,489,015	11,131,864	13,810,439	11,131,864